Bridge Loan (Tables)	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
Schedule of changes in the bridge loan

The following details the changes in the bridge loan:

	For the six months ended August 31, 2026 $	For the year ended February 28, 2026 $
Balance, beginning of the period	726,213	—
Advance received	—	725,580
Interest expense	21,839	993
Effect of foreign exchange	(806)	(360)
Balance, end of the period	747,246	726,213